RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
NOTE 20 - RELATED PARTY TRANSACTIONS
In Thousands of US Dollars
Description	2021	2020	2019
Salary and Compensation	$750	$-	$-
Short-term employee benefits	14	2	2
Stock-based compensation	2,227	1,404	2,998
Total	$2,991	$1,406	$3,000